Trade and Other Receivables (Tables)	9 Months Ended
Sep. 30, 2019
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables
	September 30, 2019	December 31, 2018
	$	$
Trade accounts receivable (net of expected credit losses of $55 (December 31, 2018 - $55)	256	142
Value added tax	310	49
Other	21	103
	587	294